ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Dec. 31, 2025
ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS
Schedule of assets subject to foreclosure and discontinued operations

Net assets reclassified as subject to foreclosure	194,008,341
Consideration offered from noteholders	(15,000,000)
Net loss from foreclosure	179,008,341

12/31/2025
Current assets
Cash and cash equivalents	555,828
Trade receivables	22,163,439
Other receivables	3,046,129
Inventories	12,742,121
Non-current assets
Investment properties	568,967
Property, plant and equipment	12,171,900
Intangible assets	89,149,047
Goodwill	76,089,749
Right of use asset	4,884,724
Total assets subject to foreclosure	221,371,904

Current liabilities
Trade and other payables	18,416,300
Borrowings	21,046
Employee benefits and social security	369,852
Consideration for acquisition	7,530
Lease liabilities	988,531
Non-current liabilities
Borrowings	3,024,032
Deferred revenue and advances from customers	383,422
Lease liabilities	4,152,850
Total liabilities subject to foreclosure	27,363,563

Net assets subject to foreclosure	194,008,341

	Three-month period ended		Six-month period ended
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Revenues from contracts with customers	15,783,275	7,878,122	24,253,498	17,066,918
Cost of sales	(4,965,581)	(4,289,502)	(7,900,947)	(7,785,601)
Research and development expenses	(1,513,131)	(2,224,239)	(3,577,786)	(4,248,254)
Selling, general and administrative expenses	(6,825,222)	(7,809,434)	(12,779,498)	(14,360,935)
Other income or expenses, net	122,906	(388)	129,029	(388)
Operating profit (loss)	2,602,247	(6,445,441)	124,296	(9,328,260)

Financial cost	(907,200)	(1,002,373)	(1,855,705)	(1,515,603)
Other financial results	(79,534)	554,251	243,043	1,151,858
Income (Loss) before income tax	1,615,513	(6,893,563)	(1,488,366)	(9,692,005)

Income tax	(601,195)	835,245	(205,166)	1,209,975
(Loss)/ Profit for the period from discontinued operations	1,014,318	(6,058,318)	(1,693,532)	(8,482,030)